OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2022
OTHER CURRENT ASSETS
OTHER CURRENT ASSETS

15      OTHER CURRENT ASSETS

	December 31, 2022	December 31, 2021

Financial assets
— Deposits paid to suppliers	525,666	1,315,545
— Dividends receivable	360,342	373,252
— Entrusted loans and loans receivable from third parties	1,417,284	1,466,236
— Entrusted loans and loans receivable from related parties	1,278,093	1,348,016
— Recoverable reimbursement for freight charges	285,428	351,976
— Other financial assets	1,040,632	710,518
	4,907,445	5,565,543
Less: impairment allowance	(3,194,988)	(3,207,132)
	1,712,457	2,358,411

Deductible input value added tax receivables	577,041	778,251
Prepaid income tax	142,056	62,139
Prepayments to related parties for purchases	127,748	154,644
Prepayments to suppliers for purchases and others	2,052,125	846,272
Others	78,270	75,952
	2,977,240	1,917,258
Less: impairment allowance	—	—
	2,977,240	1,917,258
Total other current assets	4,689,697	4,275,669

As of December 31, 2022, all balances of other current assets were denominated in RMB, other than an amount of RMB151 million which was denominated in USD (December 31, 2021: RMB99 million in USD).

As of December 31, 2022 and 2021, except for entrusted loans and loans receivable which were interest-bearing, all amounts in other current assets were non-interest bearing.

As of December 31, 2022, the ageing analysis of financial assets included in other current assets was as follows:

	December 31, 2022	December 31, 2021

Within 1 year	1,355,199	1,888,964
Between 1 and 2 years	181,198	190,999
Between 2 and 3 years	89,680	51,675
Over 3 years	3,281,368	3,433,905
	4,907,445	5,565,543
Less: provision for impairment	(3,194,988)	(3,207,132)
	1,712,457	2,358,411

15      OTHER CURRENT ASSETS (CONTINUED)

Movements in the provision for impairment of in other current assets are as follows:

	2022	2021	2020

As of January 1	3,207,132	2,273,183	1,733,567
Impairment loss	96,725	1,053,773	673,277
Write off	(3,020)	(135,049)	(113,504)
Reversal	(105,023)	(4,877)	(20,157)
Others	(826)	20,102	—
As of December 31	3,194,988	3,207,132	2,273,183

Financial assets included in other current assets at amortized cost are subject to impairment under the general approach and they are classified within the following stages for measurement of ECLs.

	Gross carrying	Expected credit
As of December 31, 2022	amount	losses
Stage 1 – 12 months expected credit loss	1,403,623	4,743
Stage 2 – life time expected credit loss	103,277	19,853
Stage 3 – life time expected credit loss with credit-impaired	3,400,545	3,170,392
	4,907,445	3,194,988

	Gross carrying	Expected credit
As of December 31, 2021	amount	losses
Stage 1 – 12 months expected credit loss	2,007,620	6,503
Stage 2 – life time expected credit loss	207,409	9,598
Stage 3 – life time expected credit loss with credit-impaired	3,350,514	3,191,031
	5,565,543	3,207,132